General Information (Details 6) $ in Thousands, $ in Thousands	Dec. 31, 2018 CLP ($)	Aug. 31, 2018 CLP ($)	Aug. 09, 2018 CLP ($)	Aug. 09, 2018 USD ($)	Jan. 29, 2018 CLP ($)	Jan. 07, 2016 CLP ($)
Amount paid	$ 641,489	$ 361,560	$ 5,457,935	$ 8,500,000	$ 49,400,000	$ 118,092
Promarca Internacional SpA [Member]
Intangible assets other than goodwill	11,229,149
Total non-current assets	11,229,149
Total Assets	11,229,149
Deferred tax liabilities	3,029,909
Total current liabilities	3,029,909
Net identifiable assets acquired	8,199,240
Amount paid	$ 8,199,240